Prepayments, net (Tables)	3 Months Ended
Mar. 31, 2026
Prepayments Net
Schedule of prepayments, net	Prepayments consist of the following:
	As of March 31	As of December 31
	2026	2025
	USD	USD

Advance to suppliers	27,713	1,326,916
Total	27,713	1,326,916